INCORPORATION AND GOING CONCERN	12 Months Ended
Dec. 31, 2020
INCORPORATION AND GOING CONCERN
INCORPORATION AND GOING CONCERN

1.     INCORPORATION AND GOING CONCERN

(a)     Business description

Neovasc Inc. (“Neovasc” or the “Company”) is a company incorporated and domiciled in Canada. The Company was incorporated as Medical Ventures Corp. under the Company Act (British Columbia) on November 2, 2000 and was continued under the Canada Business Corporations Act on April 19, 2002. On July 1, 2008, the Company changed its name to Neovasc Inc. Neovasc is the parent company.

The consolidated financial statements of the Company as at December 31, 2020 and for the years ended December 31, 2020, 2019 and 2018 comprise the Company and its subsidiaries, all of which are wholly owned.  The Company’s principal place of business is located at Suite 5138 – 13562 Maycrest Way, Richmond, British Columbia, V6V 2J7 and the Company’s registered office is located at Suite 2600 – 595 Burrard Street, Vancouver, British Columbia, V7X 1L3, Canada. The Company's shares are listed on the Toronto Stock Exchange (TSX:NVCN) and the Nasdaq Capital Market (NASDAQ:NVCN).

Neovasc is a specialty medical device company that develops, manufactures and markets products for the rapidly growing cardiovascular marketplace. Its products include the Neovasc ReducerTM (“Reducer”), for the treatment of refractory angina, which is not currently commercially available in the United States (2 U.S. patients have been treated under Compassionate Use) and has been commercially available in Europe since 2015, and the TiaraTM (“Tiara”), for the transcatheter treatment of mitral valve disease, which is currently under clinical investigation in the United States, Canada, Israel and Europe.

(b)     Going concern and uncertainty

As at December 31, 2020, the Company had approximately $12.9 million in cash and cash equivalents being sufficient cash on hand to sustain operations until May 2021 at the current burn rate. In addition, COVID-19 has impacted the Company’s ability to generate revenue, enroll patients in clinical studies, complete certain Tiara development milestones on our expected schedule, and raise capital (the Company can give no assurance that it will be able to obtain the additional funds needed in the future, on terms agreeable to the Company, or at all). These circumstances indicate the existence of material uncertainty and cast substantial doubt about the Company’s ability to continue as a going concern.

These consolidated financial statements do not reflect adjustments that would be necessary if the going concern assumption were not appropriate.  Should the Company be unable to obtain additional capital in the future and the Company’s ability to continue as a going concern be impaired, material adjustments may be necessary to these consolidated financial statements.

Subsequent to the year end, on February 12, 2021 the Company announced the closing of a registered direct offering (the “February 2021 Financing”) for aggregate gross proceeds of $72 million (see Note 26).  The proceeds from the February 2021 Financing could be sufficient to extent the operations of the Company for up to three years at the current burn rate.  However, given the FDA’s recent adverse panel decision and not approvable letter for the Reducer, it is likely that the Company will initiate programs that will require additional significant expenditures and that the cash needs of the Company will likely shorten the time the proceeds will meet the requirements of the Company.

The going concern risk existed at December 31, 2020 but has been substantially mitigated by the proceeds from the February 2021 Financing.  The Company will re-evaluate the going concern risk at each reporting period and will remove the going concern and uncertainty note when the Company can depend on the profitable commercialization of its products or is confident of obtaining additional debt or equity financing to fund ongoing operations until profitability is achieved.

(c)     Share consolidation (reverse stock split)

On September 18, 2018, the Company effected a share consolidation (reverse stock split) of its issued and outstanding common shares in the capital of the Company (“Common Shares”) on the basis of one post-consolidation Common Share for every one hundred pre-consolidation Common Shares. On June 25, 2019, the Company effected a share consolidation (reverse stock split) of its issued and outstanding Common Shares the basis of one post-consolidation Common Share for every ten pre-consolidation Common Shares. All references in these consolidated financial statements to Common Shares and options have been retroactively adjusted to reflect the share consolidations.  The number of 2017 Warrants (as defined below) and aggregate principal amount of 2017 Notes, 2019 Notes and 2020 Notes (as defined below) were not affected by the consolidations, but the Common Shares issuable upon exercise of the 2017 Warrants or conversion of the 2017 Notes will be adjusted proportionally to each share consolidation ratio.

(d)     Nasdaq listing

On August 22, 2019, the Company received written notification (the “Market Value Notification Letter”) from the Nasdaq Listing Qualifications Department notifying the Company that it was not in compliance with the $35 million minimum market value requirement set forth in the Nasdaq Marketplace Rules. In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company was provided 180 calendar days, or until February 17, 2020, to regain compliance. The Company did not regain compliance by February 17, 2020.  On February 19, 2020, the Company received notice from the Listing Qualifications Staff (the “Staff”) of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that the Staff had determined to delist the Company’s common shares from Nasdaq unless the Company requests a hearing before the Nasdaq Hearings Panel. On February 26, 2020, the Company requested such a hearing and the date of the hearing was set by the Nasdaq for April 2, 2020.  On April 30, 2020, the Panel granted the Company’s request for an extension through August 17, 2020 to evidence compliance with the $35 million minimum market value of listed securities requirement for continued listing on the Nasdaq. On June 25, 2020, the Nasdaq Notice confirmed that the Company has regained compliance with Listing Rule 5550(a)(2) pursuant to Listing Rule 5810 as the Company’s market value exceeded $35 million for 10 consecutive business days between May 29, 2020 through June 11, 2020.

On December 10, 2020, the Company received written notification (the “Market Value Notification Letter”) from the Nasdaq Listing Qualifications Department notifying the Company that it was not in compliance with the $35 million minimum market value requirement set forth in the Nasdaq Marketplace Rules. In accordance with Nasdaq Listing Rule 5810(c)(3)(C), the Company was provided 180 calendar days, or until June 8, 2021, to regain compliance.

On December 14, 2020 the Company received written notification (the "Bid Price Notification Letter") from the Nasdaq Listing Qualifications Department notifying the Company that it was not in compliance with the $1.00 minimum bid price requirement set forth in the Nasdaq Marketplace Rules. In accordance with Nasdaq Listing Rule 5810(c)(3)(A), the Company was provided 180 calendar days, or until June 14, 2021, to regain compliance.

On February 9, 2021, the Company announced that it had received written notification from the Nasdaq notifying the Company that it has regained compliance with the minimum bid price requirement under Nasdaq Listing Rule 5550(a)(2) pursuant to Nasdaq Listing Rule 5810 for continued listing on the Nasdaq. (see Note 26).

On February 25, 2021, the Company announced that it had received written notification from the Nasdaq notifying the Company that it has regained compliance with the minimum market value requirement under Nasdaq Listing Rule 5550(b)(2) pursuant to Nasdaq Listing Rule 5810 for continued listing on the Nasdaq. (see Note 26).

(e)      Impacts of COVID-19 pandemic

The Company is subject to risks and uncertainties as a result of the COVID-19 pandemic. The extent of the impact of the COVID-19 pandemic on the Company's business is highly uncertain and difficult to predict, as the response to the pandemic is in its early stages and information is rapidly evolving. Furthermore, capital markets and economies worldwide have also been negatively impacted by the COVID-19 pandemic, and it is possible that it could cause a local and/or global economic recession. Such economic disruption could have a material adverse effect on our business.

The severity of the impact of the COVID-19 pandemic on the Company's business will depend on a number of factors, including, but not limited to, the duration and severity of the pandemic and the extent and severity of the impact on the Company's customers, all of which are uncertain and cannot be predicted. As at December 31, 2020, the Company has seen a marked impact on Reducer revenues due to restrictions on elective procedures which included Reducer implants. Furthermore, the Company’s recruitment to clinical trials and studies continues to be on temporary hold due to the pandemic restrictions and the Company’s ability to complete certain Tiara development milestones on our expected schedule has been impacted.

The Company's future results of operations and liquidity could be adversely impacted by a decrease in Reducer sales, delays in payments of outstanding receivable amounts beyond normal payment terms, supply chain disruptions and uncertain demand, and the impact of any initiatives or programs that the Company may undertake to address financial and operational challenges faced by its customers. As of the date of issuance of these consolidated financial statements, the extent to which the COVID-19 pandemic may materially impact the Company's financial condition, liquidity, or results of operations is uncertain.